SHAREHOLDERS’ EQUITY (Details Narrative)									12 Months Ended
		May 14, 2026 shares	May 04, 2026	Apr. 20, 2026 shares	Feb. 12, 2026	Sep. 04, 2025 shares	Oct. 02, 2024 shares	Feb. 15, 2024 USD ($) $ / shares shares	Dec. 31, 2025 USD ($) $ / shares shares	Dec. 31, 2024 $ / shares shares	Mar. 24, 2026 shares	Jan. 23, 2026 USD ($) $ / shares shares	May 09, 2024 SGD ($)	May 08, 2024 SGD ($)	May 03, 2024 $ / shares	Dec. 31, 2023 shares	Dec. 31, 2022 shares	Jul. 15, 2015 shares	Dec. 05, 2012 shares
Accumulated Other Comprehensive Income (Loss) [Line Items]
Stock issued dividend | $								$ 500,000
Shares authorized								500,000,000	222,222,222.22	222,222,222.22
Par value | $ / shares								$ 0.001	$ 0.00225	$ 0.00225
Share capital | $									$ 500,000
Shares issued						2,000,000		1
Common stock shares, issued									37,777.78	37,777.78
Common stock shares, outstanding									37,777.78	37,777.78
Shares issued							5,000,000
Preferred stock share issued									0
Preferred stock share outstanding									0
Reverse stock split, description							1:200
Fitness Champs Pte Ltd [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Shares outstanding																			10,000
Dividend declared per share | $ / shares															$ 8.00
Dividend paid | $														$ 80,000
Fitness Champs Aquatics Pte Ltd [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Shares outstanding																		1,000
Dividend declared per share | $ / shares															$ 220.00
Dividend paid | $													$ 220,000
Common Class A [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Common stock shares, issued									8,292,150
Common stock shares, outstanding									8,292,150
Reverse stock splits shares									18,427
Common Class B [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Common stock shares, issued									8,707,850
Common stock shares, outstanding									8,707,850
Reverse stock splits shares									19,350.78
Subsequent Event [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Shares authorized												100,000,000,000
Par value | $ / shares												$ 0.000005
Share capital | $												$ 500,000
Preferred shares authorized												10,000,000,000
Preferred stock par value | $ / shares												$ 0.000005
Preferred stock share issued				0							0	0
Preferred stock share outstanding				0							0	0
Reverse stock split, description			Company effected a 30-for-1 reverse share split of its issued and authorized shares. As a result, the Company’s authorized share capital was adjusted from 6,666,666,666.67 shares with a par value of US$0.000075 each to 222,222,222.22 shares with a par value of US$0.00225 each, with no change in the aggregate authorized share capital of US$500,000.		Company effected a 15-for-1 reverse share split of its issued and authorized shares. As a result, the 17,000,000 ordinary shares outstanding immediately prior to the reverse share split were consolidated into 1,133,334 shares, consisting of 552,810 Class A ordinary shares and 580,524 Class B ordinary shares. Correspondingly, the Company’s authorized share capital was proportionately reduced, with the number of authorized shares adjusted from 100,000,000,000 shares to 6,666,666,667 shares, with no change in the aggregate authorized share capital of US$500,000 or the par value per share
Subsequent Event [Member] | Common Class A [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Shares authorized												80,000,000,000
Par value | $ / shares												$ 0.000005
Shares issued		808,334		3,225,000
Common stock shares, issued												8,292,150
Common stock shares, outstanding												8,292,150
Shares issued				565,556
Shares outstanding				565,556
Subsequent Event [Member] | Common Class B [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Shares authorized												10,000,000,000
Par value | $ / shares												$ 0.000005
Common stock shares, issued												8,707,850
Common stock shares, outstanding												8,707,850
Shares issued				580,524
Shares outstanding				580,524
IPO [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Common stock shares, issued									17,000,000
Common stock shares, outstanding									17,000,000
Shares issued									17,000,000
Shares outstanding									17,000,000
IPO [Member] | Subsequent Event [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Shares issued												17,000,000
Shares outstanding												17,000,000
Common Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Par value | $ / shares									$ 0.000005
Stock issued during the period, shares									100,000,000,000
Shares issued	[1]								4,444	33,334
Shares outstanding	[1]								37,778	33,334

[1]	Retrospectively presented for the effect of (i) the issuance of 1 ordinary share on February 15, 2024 in preparation of the Company’s initial public offering, (ii) the 1:200 share subdivision and 5,000,000 share surrender approved on October 2, 2024, (iii) the 15 for 1 reverse share split effected on February 12, 2026, and (iv) the 30 for 1 reverse share split effected on May 4, 2026.